Related Parties Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
AiBtl Holding [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties	[1]	$ 348,219
The Jiangs [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties	[2]	274,170	19,789
Shareholders [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties	[3]	142,130	152,382
Directors [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties	[4]	8,526	1,322
Related Party [Member]
Schedule of Amount Due to Related Parties [Line Items]
Amount due to related parties		$ 773,045	$ 173,493

[1]	On April 11, 2024, May 10, 2024, August 15, 2024, and December 24, 2024, AiBtl received short-term loans from its founding shareholder, AiBtl Holding, for the principal amounts of $40,000, $60,000, $33,732, and $214,487, respectively, for the purpose of daily operations. These loans do not bear interest and are payable on demand.
[2]	Since 2019, the Jiangs advanced funds to the Company for working capital purpose. As of December 31, 2024 and 2023, the outstanding balance due to the Jiangs amounted to $274,170 and $19,789, respectively. These loans bear no interest and are due on demand.
[3]	Since 2018, the Company’s shareholders have advanced funds to the Company for working capital purpose. The advances bear interest rate around 12% per annum. As of December 31, 2024 and 2023, the outstanding principal and accrued interest was $172,112 and $152,382, respectively. Interest expenses in connection with these loans were $21,101 and $20,094 for the years ended December 31, 2024 and 2023, respectively.
[4]	As of December 31, 2024 and 2023, due to Directors amounted to $8,526 and $1,322, respectively, were related to the daily operating expenses in 2024 and entity setup fee in 2023 paid by the Directors of AiBtl on behalf of the entity.